Income Taxes - Summary of Income Tax Reconciliation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Tax Contingency [Line Items]
(Loss)/income before income taxes and share of result of equity accounted joint ventures	$ 1,279	$ (15,129)	$ (5,368)
Tax expense at statutory rate	0	0	0
Total statutory tax charge	0	0	0
Total Tax charge	617	352	333
UNITED KINGDOM [Member]
Income Tax Contingency [Line Items]
Total Tax charge	416	199	254
POLAND [Member]
Income Tax Contingency [Line Items]
Total Tax charge	31	(65)	(147)
SINGAPORE [Member]
Income Tax Contingency [Line Items]
Total Tax charge	77	213	226
MALTA [Member]
Income Tax Contingency [Line Items]
Total Tax charge	$ 93	$ 5	$ 0